Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012
Net income				$ 4,486	$ 4,486
Stock-based compensation	1	87			88
Stock-based compensation (in Shares)	7,142
Balance at Jun. 30, 2013	25	293,196	37	(275,605)	17,653
Balance (in Shares) at Jun. 30, 2013	2,456,790
Balance at Dec. 31, 2013	25	293,453		(278,683)	14,795
Balance (in Shares) at Dec. 31, 2013	2,469,648				2,469,648
Net income				(415)	(415)
Stock-based compensation (in Shares)	7,142
Issuance of common stock, net (Note 11)	165	59,397			59,562
Issuance of common stock, net (Note 11) (in Shares)	16,493,214
Issuance of warrants (Note 11)	(6,478)				(6,478)
Excess of consideration over acquired assets (Note 1)		(28,246)			(28,246)
Cancellation of fractional shares (Note 11) (in Shares)	(15)
Balance at Jun. 30, 2014	$ 190	$ 318,126		$ (279,098)	$ 39,218
Balance (in Shares) at Jun. 30, 2014	18,969,989				18,969,989